Fair value of financial assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
At carrying value [member]
Debt instruments measured at amortized cost [abstract]
Trade receivables (current)	€ 40,977	€ 36,891	€ 35,582
Other financial assets (non-current)	580	1,530	1,221
Other current non-trade receivables	1,676	1,461	2,001
Cash and cash equivalents	128,897	115,506	43,175
Total debt instruments	172,130	155,388	81,979
Financial assets at fair value through profit or loss [abstract]
Derivatives	9	117	218
Convertible loan	2,750	0	0
Total financial assets measured at fair value	2,759	117	218
Equity instruments designated at fair value through OCI [abstract]
Non-listed equity investments	3,046	2,701	0
Total equity instruments designated at fair value through OCI	3,046	2,701	0
At fair value [member]
Debt instruments measured at amortized cost [abstract]
Trade receivables (current)	40,977	36,891	35,582
Other financial assets (non-current)	580	1,530	1,221
Other current non-trade receivables	1,676	1,461	2,001
Cash and cash equivalents	128,897	115,506	43,175
Total debt instruments	172,130	155,388	81,979
Financial assets at fair value through profit or loss [abstract]
Derivatives	9	117	218
Convertible loan	2,794	0	0
Total financial assets measured at fair value	2,803	117	218
Equity instruments designated at fair value through OCI [abstract]
Non-listed equity investments	3,047	2,701	0
Total equity instruments designated at fair value through OCI	€ 3,047	€ 2,701	€ 0